CONDENSED CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CONDENSED CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (UNAUDITED)
Revenues	$ 31,285,396	$ 22,675,117
Cost of revenues	(31,220,004)	(21,876,277)
Gross profit	65,392	798,840
Operating expenses:
Allowance for receivables and inventories	(995,155)	(2,005,902)
Selling expenses	0	(44,082)
General and administrative expenses	(1,659,355)	(2,521,813)
Research and development expenses	(133,290)	(589,090)
Total operating expenses	(2,787,800)	(5,160,887)
Loss from operations	(2,722,408)	(4,362,047)
Other income (expenses):
Interest expense	(285,371)	(274,696)
Government subsidy income	40,936	426,629
Interest income	358	282
Other income	2,183	42,795
Total other (expense) income, net	(241,894)	195,010
Loss before income taxes	(2,964,302)	(4,167,037)
Income tax benefits (expenses)	8,935	(4,141)
Net loss	(2,955,367)	(4,171,178)
Net loss	(2,955,367)	(4,171,178)
Other comprehensive (loss) income:
Foreign currency translation gain	1,108,763	3,767,765
Comprehensive loss	$ (1,846,604)	$ (403,413)
Loss per share
Basic	$ (1.64)	$ (0.09)
Diluted	$ (1.64)	$ (0.09)
Weighted average shares outstanding*
Basic 1	1,802,948	1,489,732
Diluted 1	5,269,745	1,725,078